Expense Example, No Redemption (Vanguard Total World Stock Index Fund Retail)	Vanguard Total World Stock Index Fund Vanguard Total World Stock Index Fund - Investor Shares 11/1/2013 - 10/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	28
3 YEAR	87
5 YEAR	152
10 YEAR	343